Form N-1A Cover	May 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE ARBITRAGE FUNDS
Entity Central Index Key	0001105076
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Prospectus Date	Sep. 27, 2024